Redeemable Noncontrolling Interests - Schedule of Movement in Carrying Value of Redeemable Noncontrolling Interests (Details) ¥ in Thousands, $ in Thousands	9 Months Ended
	Sep. 30, 2020 CNY (¥)	Sep. 30, 2020 USD ($)	Sep. 30, 2019 CNY (¥)
Temporary Equity Disclosure [Abstract]
Balance	¥ 101,542	$ 14,955
Issuance of subsidiary shares	0	0
Accretion of redeemable noncontrolling interests	5,260	775	¥ 0
Balance	¥ 106,802	$ 15,730